                                MARKETLIFE(SM)
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                       MAY 1, 2006 PROSPECTUS SUPPLEMENT

                           ISSUED TO INDIVIDUALS BY:
METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL FOR VARIABLE
                                LIFE INSURANCE
                                      OR
METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL II FOR
                            VARIABLE LIFE INSURANCE

This prospectus supplement updates certain information contained in your last prospectus dated May 2, 2005 and subsequent supplements for MarketLife SM, a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Policy for the name of your issuing company. The issuing company is referred to in this prospectus supplement as the Company. Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE FUNDS, LISTED BELOW). The value of your Policy will vary based on the performance of the Funds you select. The following Investment Options are available (please see "The Funds" for additional Investment Options that may be available depending on when you purchased your Policy):

Dreyfus Stock Index Fund, Inc. (Initial Shares)               Met/AIM Small Cap Growth Portfolio -- Class A/+/
DWS INVESTMENTS VIT FUNDS (Class A)/+/                        MFS(R) Value Portfolio -- Class A/+/
 DWS Small Cap Index VIP /+/                                  Pioneer Fund Portfolio -- Class A/+/
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST          Pioneer Strategic Income Portfolio -- Class A/+/
  (Class 1)

 Templeton Global Asset Allocation Fund                      METROPOLITAN SERIES FUND, INC.
 Templeton Global Income Securities Fund                      BlackRock Money Market Portfolio -- Class A/+/
 Templeton Growth Securities Fund                             FI Large Cap Portfolio -- Class A/+/
JANUS ASPEN SERIES (Service Shares)                           MetLife Conservative Allocation Portfolio -- Class B/+/
 Global Technology Portfolio                                  MetLife Conservative to Moderate Allocation Portfolio --
                                                                Class B/+/
 Mid Cap Growth Portfolio                                     MetLife Moderate Allocation Portfolio -- Class B
 Worldwide Growth Portfolio                                   MetLife Moderate to Aggressive Allocation Portfolio --
                                                                Class B/+/
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II/+/                 MetLife Aggressive Allocation Portfolio -- Class B/+/
 Legg Mason Partners Variable Equity Index Portfolio --       MFS Total Return Portfolio -- Class F/+/
   Class I/+/
 Legg Mason Partners Variable Fundamental Value Portfolio/+/  Western Asset Management U.S. Government Portfolio --
                                                                Class A/+/
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC./+/         PIMCO VARIABLE INSURANCE TRUST (Administrative Class)
 Legg Mason Partners Variable High Income Portfolio/+/        Real Return Portfolio
 Legg Mason Partners Variable Large Cap Growth Portfolio/+/  VANGUARD VARIABLE INSURANCE FUND
MET INVESTORS SERIES TRUST                                    Mid-Cap Index Portfolio
 Janus Capital Appreciation Portfolio -- Class A/+/           Total Stock Market Index Portfolio
 Legg Mason Partners Managed Assets Portfolio -- Class A/+/  VARIABLE INSURANCE PRODUCTS FUND (Initial Class)
 Met/AIM Capital Appreciation Portfolio -- Class A/+/         VIP Asset Manager SM Portfolio
                                                              VIP Equity-Income Portfolio
                                                              VIP Growth Portfolio
                                                              VIP High Income Portfolio

--------
/+/ This Variable Funding Option has been subject to a merger, substitution or name change. Please see "Additional Information Regarding the Funds" for more information.

* THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A POLICY ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

To learn more about the Policy you can request a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus supplement. To request a copy, write to us at One Cityplace, 185 Asylum Street 3CP, Hartford, Connecticut 06199-0019, call 1-800-334-4298 or access the SEC's website (http://www.sec.gov).

                                   THE FUNDS

The Funds offered through this Policy are listed below. Some Funds may not be available in certain states. Each Fund is registered under the Investment Company Act of 1940 as an open-end, management investment company. These Funds are not publicly traded and are offered only through variable annuity and variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Fund, and Policy Owners should not compare the two.

We select the Funds offered through this product based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure and brand recognition, performance and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and support services that would otherwise be provided by the Fund, the Fund's Investment Adviser or its distributor. In some cases, we have included Funds based on recommendations made by broker-dealer firms.

In certain circumstances, the Company's ability to remove or replace a Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove a Fund, which in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Funds advised by Legg Mason affiliates in seeking to make a substitution for a Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Cash Value if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant allocations from Policy owners. We do not provide investment advice and do not recommend or endorse any particular Fund.

If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Funds to allocation of Premiums or Cash Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of a Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Funds attributable to the Policies and certain other variable insurance products that the Company and its affiliates issue. There percentages differ and some advisers or subadvisers (or their affiliates) may pay the Company more than others. These percentages currently range up to .50%. Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. The Company may benefit accordingly from assets allocated to the Funds to the extent they result in profits to the advisers. (See "Fund Fees and Expenses" for information on the management fees paid by the Funds and the Fund's Statement of Additional Information for information on the management fees paid by the advisers to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Fund's prospectus. (See "Fund Fees and Expenses" and "Distribution and Compensation.") The payments are deducted from the assets of the Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund's investment strategy, investment advisers and its fees. YOU MAY OBTAIN A FUND PROSPECTUS BY CALLING 1-800-334-4298 OR THROUGH YOUR INSURANCE AGENT. We do not guarantee the investment results of the Funds.

                                                    INVESTMENT                            INVESTMENT
                FUND                                 OBJECTIVE                        ADVISER/SUBADVISER
-------------------------------------  -------------------------------------  -----------------------------------
Dreyfus Stock Index Fund -- Initial    Seeks to match the total return of     The Dreyfus Corporation Subadviser:
  Shares/+/                            the S&P 500 Index.                     Mellon Equity Associates
DWS INVESTMENTS VIT FUNDS
  DWS Small Cap Index VIP -- Class A   Seeks to replicate, as closely as      Deutsche Asset Management Inc.
                                       possible, before expenses, the         Subadviser: Northern Trust
                                       performance of the Russell 2000 Small  Investments, N.A.
                                       Stock Index, which emphasizes stocks
                                       of small U.S. companies.
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
  Templeton Global Asset Allocation    Seeks high total return.               Templeton Investment Counsel, LLC
   Fund -- Class 1
  Templeton Global Income Securities   Seeks high current income, consistent  Franklin Advisers, Inc.
   Fund -- Class 1                     with preservation of capital, with
                                       capital appreciation as a secondary
                                       consideration.
  Templeton Growth Securities Fund --  Seeks long-term capital growth.        Templeton Global Advisors Limited
   Class 1
JANUS ASPEN SERIES
  Global Technology Portfolio --       Seeks long-term growth of capital.     Janus Capital Management, LLC
   Service Shares
  Mid Cap Growth Portfolio -- Service  Seeks long-term growth of capital.     Janus Capital Management, LLC
   Shares
  Worldwide Growth Portfolio --        Seeks long-term growth of capital in   Janus Capital Management, LLC
   Service Shares                      a manner consistent with the
                                       preservation of capital.

LEGG MASON PARTNERS VARIABLE
  PORTFOLIOS II
  Legg Mason Partners Variable Equity  Investment results that, before        TIMCO Asset Management Inc.
   Index Portfolio -- Class I          expenses, correspond to the price and
                                       yield performance of the S&P 500
                                       Index.
  Legg Mason Partners Variable         Long-term capital growth. Current      Smith Barney Fund Management LLC
   Fundamental Value Portfolio         income is a secondary consideration.
LEGG MASON PARTNERS VARIABLE
  PORTFOLIOS III, INC.
  Legg Mason Partners Variable High    Seeks high current income.             Smith Barney Fund Management LLC
   Income Portfolio                    Secondarily, seeks capital
                                       appreciation.
  Legg Mason Partners Variable Large   Seeks long-term growth of capital      Smith Barney Fund Management LLC
   Cap Growth Portfolio                with current income as a secondary
                                       objective.
  Legg Mason Partners Variable Large   Seeks long-term growth of capital      Smith Barney Fund Management LLC
   Cap Value Portfolio/+/*             with current income as a secondary
                                       objective.

                                                    INVESTMENT                             INVESTMENT
                FUND                                 OBJECTIVE                         ADVISER/SUBADVISER
-------------------------------------  -------------------------------------  ------------------------------------
MET INVESTORS SERIES TRUST
  Janus Capital Appreciation           Seeks capital appreciation.            Met Investors Advisory LLC
   Portfolio -- Class A                                                       Subadviser: Janus Capital
                                                                              Management, LLC
  Legg Mason Partners Managed Assets   Seeks high total return.               Met Investors Advisory LLC
   Portfolio -- Class A                                                       Subadviser: Legg Mason Capital
                                                                              Management, Inc.
  Met/AIM Capital Appreciation         Seeks capital appreciation.            Met Investors Advisory LLC
   Portfolio -- Class A                                                       Subadviser: AIM Capital Management,
                                                                              Inc.
  Met/AIM Small Cap Growth Portfolio   Seeks long-term growth of capital.     Met Investors Advisory LLC
   -- Class A                                                                 Subadviser: AIM Capital Management,
                                                                              Inc.
  MFS(R) Value Portfolio -- Class A    Seeks capital appreciation and         Met Investors Advisory LLC
                                       reasonable income.                     Subadviser: Massachusetts Financial
                                                                              Services Company
  Pioneer Fund Portfolio -- Class A    Seeks reasonable income and capital    Met Investors Advisory LLC
                                       growth.                                Subadviser: Pioneer Investment
                                                                              Management, Inc.
  Pioneer Strategic Income Portfolio   Seeks a high level of current income.  Met Investors Advisory LLC
   -- Class A                                                                 Subadviser: Pioneer Investment
                                                                              Management, Inc.
METLIFE INVESTMENT FUNDS
  MetLife Investments Diversified      Seeks to provide maximum long-term     MetLife Investment Funds
   Bond Fund -- Class 1/+/*            total return (capital appreciation     Management LLC Subadviser: Western
                                       and income) by investing primarily in  Asset Management Company, LLP;
                                       fixed income securities.               Wellington Management Company
                                                                              LLP: SSgA Funds Management, Inc.
  MetLife Investments International    Seeks to provide maximum long-term     MetLife Investment Funds
   Stock Fund -- Class 1/+/*           total return (capital appreciation     Management LLC Subadviser: Alliance
                                       and income) by investing primarily in  Capital Management L.P.; Oechsle common stocks of established non-U.S.  International Advisors LLC; and SSgA
                                       companies.                             Funds Management, Inc.
  MetLife Investments Large Company    Seeks to provide maximum long-term     MetLife Investment Funds
   Stock Fund -- Class 1/+/*           total return (capital appreciation     Management LLC Subadviser:
                                       and income) by investing primarily in  Wellington Management Company;
                                       common stocks of well-established      Smith Barney Fund Management LLC,
                                       companies.                             and SSgA Funds Management, Inc.
  MetLife Investments Small Company    Seeks to provide maximum long-term     MetLife Investment Funds
   Stock Fund -- Class 1/+/*           total return (capital appreciation     Management LLC Subadviser:
                                       and income) by investing primarily in  Delaware Management Company; OFI
                                       common stocks of small companies.      Institutional Management, Inc.; and
                                                                              SSgA Funds Management, Inc.
METROPOLITAN SERIES FUND, INC.
  BlackRock Money Market Portfolio --  Seeks a high level of current income   MetLife Advisers, LLC Subadviser:
   Class A                             consistent with preservation of        BlackRock Advisors, Inc.
                                       capital.
  FI Large Cap Portfolio -- Class A    Seeks long-term growth of capital.     MetLife Advisers, LLC Subadviser:
                                                                              Fidelity Management & Research
                                                                              Company
  MetLife Conservative Allocation      Seeks a high level of current income,  MetLife Advisers, LLC
   Portfolio -- Class B                with growth of capital as a secondary
                                       objective.
  MetLife Conservative to Moderate     Seeks high total return in the form    MetLife Advisers, LLC
   Allocation Portfolio -- Class B     of income and growth of capital, with
                                       a greater emphasis on income.
  MetLife Moderate Allocation          Seeks a balance between a high level   MetLife Advisers, LLC
   Portfolio -- Class B                of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.

  MetLife Moderate to Aggressive       Seeks growth of capital.               MetLife Advisers, LLC
   Allocation Portfolio -- Class B
  MetLife Aggressive Allocation        Seeks growth of capital.               MetLife Advisers, LLC
   Portfolio -- Class B
  MFS Total Return Portfolio -- Class  Seeks a favorable total return         MetLife Advisers, LLC Subadviser:
   F                                   through investment in a diversified    Massachusetts Financial Services
                                       portfolio.                             Company

                                                    INVESTMENT                           INVESTMENT
                FUND                                 OBJECTIVE                       ADVISER/SUBADVISER
-------------------------------------  -------------------------------------- ---------------------------------
  Western Asset Management U.S.        Seeks to maximize total return         MetLife Advisers, LLC Subadviser:
   Government Portfolio -- Class A     consistent with preservation of        Western Asset Management Company
                                       capital and maintenance of liquidity.
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio --             Seeks maximum total return,            Pacific Investment Management
   Administrative Class                consistent with preservation of        Company, LLC
                                       capital and prudent investment
                                       management.
VANGUARD VARIABLE INSURANCE FUND
  Mid-Cap Index Portfolio              Seeks to track the performance of a    The Vanguard Group, Inc.
                                       benchmark that measures the
                                       investment return of mid-cap stocks.
  Total Stock Market Index Portfolio   Seeks to track the performance of a    The Vanguard Group, Inc.
                                       benchmark index that measures the
                                       investment return of the overall
                                       stock market.
VARIABLE INSURANCE PRODUCTS FUND
  VIP Asset Manager SM Portfolio --    Seeks to obtain high total return      Fidelity Management & Research
   Initial Class                       with reduced risk over the long term   Company
                                       by allocating its assets among
                                       stocks, bonds, and short-term
                                       instruments.
  VIP Equity-Income Portfolio --       Seeks reasonable income. The fund      Fidelity Management & Research
   Initial Class                       will also consider the potential for   Company
                                       capital appreciation. The fund's goal
                                       is to achieve a yield which exceeds
                                       the composite yield on the securities
                                       comprising the Standard & Poor's
                                       500SM Index (S&P 500(R)).
  VIP Growth Portfolio -- Initial      Seeks to achieve capital appreciation. Fidelity Management & Research
   Class                                                                      Company
  VIP High Income Portfolio --         Seeks a high level of current income,  Fidelity Management & Research
   Initial Class                       while also considering growth of       Company
                                       capital.

--------
/+/ Closed to new investors.
* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the table below for more information.

ADDITIONAL INFORMATION REGARDING FUNDS

FUND NAME CHANGES

              FORMER NAME                             NEW NAME
 -------------------------------------  -------------------------------------
 CITISTREET FUNDS, INC.                 METLIFE INVESTMENT FUNDS
   CitiStreet Diversified Bond Fund       MetLife Investment Diversified Bond
                                           Fund
   CitiStreet International Stock Fund    MetLife Investment International
                                           Stock Fund
   CitiStreet Large Company Stock Fund    MetLife Investment Large Company
                                           Stock Fund
   CitiStreet Small Company Stock Fund    MetLife Investment Small Company
                                           Stock Fund

 GREENWICH STREET SERIES FUND           LEGG MASON PARTNERS VARIABLE
                                          PORTFOLIOS II
   Equity Index Portfolio                 Legg Mason Partners Variable Equity
                                           Index Portfolio
   Fundamental Value Portfolio            Legg Mason Partners Variable
                                           Fundamental Value Portfolio

 SCUDDER INVESTMENT VIT FUNDS           DWS INVESTMENTS VIT FUNDS
   Small Cap Index Fund                   DWS Small Cap Index VIP

 TRAVELERS SERIES FUND, INC.            LEGG MASON PARTNERS VARIABLE
                                          PORTFOLIOS III, INC.
   Smith Barney High Income Portfolio     Legg Mason Partners Variable High
                                           Income Portfolio
   Smith Barney Large Capitalization      Legg Mason Partners Variable Large
    Growth Portfolio                       Cap Growth Portfolio
   Smith Barney Large Capitalization      Legg Mason Partners Variable Large
    Value Portfolio                        Cap Value Portfolio

FUND MERGERS/REORGANIZATIONS
THE FORMER FUNDS WERE MERGED WITH AND INTO THE NEW FUNDS.

             FORMER FUND                              NEW FUND
--------------------------------------  --------------------------------------
THE TRAVELERS SERIES TRUST              MET INVESTORS SERIES TRUST
  AIM Capital Appreciation Portfolio      Met/AIM Capital Appreciation
                                           Portfolio
  MFS Value Portfolio                     MFS(R) Value Portfolio
  Pioneer Fund Portfolio                  Pioneer Fund Portfolio
  Pioneer Strategic Income Portfolio      Pioneer Strategic Income Portfolio
  Style Focus Series: Small Cap           Met/AIM Small Cap Growth Portfolio
   Growth Portfolio

THE TRAVELERS SERIES TRUST              METROPOLITAN SERIES FUND, INC.
  Large Cap Portfolio                     FI Large Cap Portfolio
  Managed Allocation Series:              MetLife Aggressive Allocation
   Aggressive Portfolio                    Portfolio
  Managed Allocation Series:              MetLife Conservative Allocation
   Conservative Portfolio                  Portfolio
  Managed Allocation Series:              MetLife Moderate to Aggressive
   Moderate-Aggressive Portfolio           Allocation Portfolio
  Managed Allocation Series:              MetLife Conservative to Moderate
   Moderate-Conservative Portfolio         Allocation Portfolio
  MFS Total Return Portfolio              MFS Total Return Portfolio
  Strategic Equity Portfolio              FI Large Cap Portfolio
  U.S. Government Securities Portfolio    Western Asset Management U.S.
                                           Government Portfolio

                                        MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                 Janus Capital Appreciation Portfolio
MANAGED ASSETS TRUST                      Legg Mason Managed Assets Portfolio

                                        METROPOLITAN SERIES FUND, INC.
MONEY MARKET PORTFOLIO                    BlackRock Money Market Portfolio

                           FUND CHARGES AND EXPENSES

The next tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2005. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2005, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES

                                                      MINIMUM MAXIMUM
                                                      ------- -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)  0.16%   2.01%

FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                                                                                    NET TOTAL
                                                                                                                      ANNUAL
                                                                                                                    OPERATING
                                                                                                                     EXPENSES
                                                   DISTRIBUTION                                                     INCLUDING
                                                      AND/OR                           CONTRACTUAL   NET TOTAL         NET
                                                     SERVICE             TOTAL ANNUAL   FEE WAIVER     ANNUAL      EXPENSES OF
                                        MANAGEMENT   (12B-1)     OTHER    OPERATING   AND/OR EXPENSE OPERATING      UNDERLYING
FUND                                       FEE         FEES     EXPENSES   EXPENSES   REIMBURSEMENT  EXPENSES**    PORTFOLIOS**
----                                    ---------- ------------ -------- ------------ -------------- ----------    ------------
Dreyfus Stock Index Fund -- Initial
Shares.................................    0.25%         --       0.02%      0.27%           --         0.27%
DWS INVESTMENTS VIT FUNDS
 DWS Small Cap Index VIP --
   Class A.............................    0.35%         --       0.16%      0.51%           --         0.51%/(1)/
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
 Templeton Global Asset Allocation
   Fund -- Class 1.....................    0.60%         --       0.26%      0.86%         0.01%        0.85%/(2)/
 Templeton Global Income Securities
   Fund -- Class 1.....................    0.62%         --       0.12%      0.74%           --         0.74%
 Templeton Growth Securities Fund --
   Class 1.............................    0.75%         --       0.07%      0.82%           --         0.82%
JANUS ASPEN SERIES
 Global Technology Portfolio -- Service
   Shares*.............................    0.64%       0.25%      0.09%      0.98%           --         0.98%
 Mid Cap Growth Portfolio -- Service
   Shares*.............................    0.64%       0.25%      0.03%      0.92%           --         0.92%
 Worldwide Growth Portfolio --
   Service Shares*.....................    0.60%       0.25%      0.01%      0.86%           --         0.86%/(3)/
LEGG MASON PARTNERS VARIABLE
  PORTFOLIOS II
 Legg Mason Partners Variable Equity
   Index Portfolio -- Class I..........    0.31%         --       0.03%      0.34%           --         0.34%
 Legg Mason Partners Variable
   Fundamental Value Portfolio.........    0.75%         --       0.03%      0.78%           --         0.78%
LEGG MASON PARTNERS VARIABLE
  PORTFOLIOS III, INC.
 Legg Mason Partners Variable High
   Income Portfolio/++/................    0.60%         --       0.06%      0.66%           --         0.66%
 Legg Mason Partners Variable Large
   Cap Growth Portfolio/++/............    0.75%         --       0.04%      0.79%           --         0.79%/(4)/
 Legg Mason Partners Variable Large
   Cap Value Portfolio/+//++/..........    0.60%         --       0.05%      0.65%           --         0.65%

                                                                                                             NET TOTAL
                                                                                                               ANNUAL
                                                                                                             OPERATING
                                                                                                              EXPENSES
                                        DISTRIBUTION                                                         INCLUDING
                                           AND/OR                           CONTRACTUAL    NET TOTAL            NET
                                          SERVICE             TOTAL ANNUAL   FEE WAIVER      ANNUAL         EXPENSES OF
                             MANAGEMENT   (12B-1)     OTHER    OPERATING   AND/OR EXPENSE  OPERATING         UNDERLYING
FUND                            FEE         FEES     EXPENSES   EXPENSES   REIMBURSEMENT   EXPENSES**       PORTFOLIOS**
----                         ---------- ------------ -------- ------------ -------------- ----------       ------------
MET INVESTORS SERIES TRUST
 Janus Capital Appreciation
   Portfolio -- Class A.....    0.65%         --       0.09%      0.74%           --         0.74%/(5)/
 Legg Mason Partners
   Managed Assets Portfolio
   -- Class A...............    0.50%         --       0.09%      0.59%           --         0.59%/(5)/
 Met/AIM Capital
   Appreciation Portfolio --
   Class A..................    0.76%         --       0.05%      0.81%           --         0.81%/(5)/
 Met/AIM Small Cap Growth
   Portfolio -- Class A.....    0.90%         --       0.10%      1.00%           --         1.00%
 MFS(R) Value Portfolio --
   Class A..................    0.73%         --       0.24%      0.97%           --         0.97%/(5)/
 Pioneer Fund Portfolio --
   Class A..................    0.75%         --       0.28%      1.03%         0.03%        1.00%/(5)(6)/
 Pioneer Strategic Income
   Portfolio -- Class A.....    0.73%         --       0.09%      0.82%           --         0.82%/(5)/
MELIFE INVESTMENT FUNDS
 MetLife Investments
   Diversified Bond Fund --
   Class 1/+/...............    0.41%         --       0.11%      0.52%           --         0.52%/(7)/
 MetLife Investments
   International Stock Fund
   -- Class 1/+/............    0.73%         --       0.19%      0.92%           --         0.92%/(7)/
 MetLife Investments Large
   Company Stock Fund --
   Class 1/+/...............    0.53%         --       0.11%      0.64%           --         0.64%
 MetLife Investments Small
   Company Stock Fund --
   Class 1/+/...............    0.64%         --       0.15%      0.79%           --         0.79%/(7)/
METROPOLITAN SERIES FUND,
  INC.
 BlackRock Money Market
   Portfolio -- Class A.....    0.35%         --       0.07%      0.42%         0.01%        0.41%/(8)/
 FI Large Cap Portfolio --
   Class A..................    0.80%         --       0.06%      0.86%           --         0.86%/(9)/
 MetLife Conservative
   Allocation Portfolio --
   Class B*.................    0.10%       0.25%      0.95%      1.30%         0.95%        0.35%             0.98%/(10)(11)/
 MetLife Conservative to
   Moderate Allocation
   Portfolio -- Class B*....    0.10%       0.25%      0.31%      0.66%         0.31%        0.35%             1.00%/(10)(11)/
 MetLife Moderate Allocation
   Portfolio -- Class B*....    0.10%       0.25%      0.19%      0.54%         0.19%        0.35%             1.04%/(10)(11)/

                                                                                                               NET TOTAL
                                                                                                                 ANNUAL
                                                                                                               OPERATING
                                                                                                                EXPENSES
                                            DISTRIBUTION                                                       INCLUDING
                                               AND/OR                           CONTRACTUAL   NET TOTAL           NET
                                              SERVICE             TOTAL ANNUAL   FEE WAIVER     ANNUAL        EXPENSES OF
                                 MANAGEMENT   (12B-1)     OTHER    OPERATING   AND/OR EXPENSE OPERATING        UNDERLYING
FUND                                FEE         FEES     EXPENSES   EXPENSES   REIMBURSEMENT  EXPENSES**      PORTFOLIOS**
----                             ---------- ------------ -------- ------------ -------------- ----------     ------------
 MetLife Moderate to Aggressive
   Allocation Portfolio -- Class
   B*...........................    0.10%       0.25%      0.24%      0.59%         0.24%        0.35%           1.06%/(10)(11)/
 MetLife Aggressive Allocation
   Portfolio -- Class B*........    0.10%       0.25%      1.66%      2.01%         1.66%        0.35%           1.07%/(10)(11)/
 MFS Total Return Portfolio --
   Class F*.....................    0.57%       0.20%      0.16%      0.93%           --         0.93%/(12)/
 Western Asset Management U.S.
   Government Portfolio --
   Class A......................    0.54%         --       0.07%      0.61%           --         0.61%
PIMCO VARIABLE INSURANCE TRUST
 Real Return Portfolio --
   Administrative Class.........    0.25%         --       0.41%      0.66%           --         0.66%/(13)/
VANGUARD VARIABLE INSURANCE
  FUND
 Mid-Cap Index Portfolio........    0.19%         --       0.05%      0.24%           --         0.24%
 Total Stock Market Index
   Portfolio....................    0.13%         --       0.03%      0.16%           --         0.16%
VARIABLE INSURANCE PRODUCTS FUND
 VIP Asset Manager SM Portfolio
   -- Initial Class.............    0.52%         --       0.12%      0.64%           --         0.64%
 VIP Equity-Income Portfolio --
   Initial Class................    0.47%         --       0.09%      0.56%           --         0.56%
 VIP Growth Portfolio -- Initial
   Class........................    0.57%         --       0.10%      0.67%           --         0.67%
 VIP High Income Portfolio --
   Initial Class................    0.57%         --       0.13%      0.70%           --         0.70%

--------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
/+/  Closed to new investors.
/++/ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES
(1) Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.
(2) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(3)  Effective February 1, 2006, for Worldwide Growth Portfolio, the
     Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's Statement of Additional Information.
(4) The Management fees in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.
(5) Fees and expenses for this Portfolio are estimated for the year ending December 31, 2006.
(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentage: 1.00%. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits.
(7)  Expense information in the table has been restated to reflect current fees.
(8)  Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund,
     Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.
(9) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.
(10) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.
(11) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to
     Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable fee waivers and expense reimbursements), including the total operating expenses of the underlying portfolios
     (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.
(12) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.
(13) Ratio of expenses to average net assets excluding interest expense is 0.65%.

                       MORTALITY AND EXPENSE RISK CHARGE

We are waiving 0.15% of the Mortality and Expense Risk Charge for the Investment Option investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.

                            TRANSFERS OF CASH VALUE

Generally, you may transfer Cash Value among the Investment Options. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. Frequent requests from Policy Owners to transfer cash value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt Fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e., the DWS Small Cap Index VIP Fund, Fidelity VIP High Income Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen Worldwide Growth Portfolio, Legg Mason Partners Variable High Income Portfolio, Met/AIM Small Cap Growth Portfolio, MetLife Investment International Stock Fund, MetLife Investment Small Company Stock Fund, Pioneer Strategic Income Portfolio, Templeton Global Asset Allocation Fund, Templeton Global Income Securities Fund, and Templeton Growth Securities Fund--the "Monitored Funds"), and we monitor transfer activity in those Monitored Funds. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each of the Monitored Funds, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Policy that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Funds at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Policy Owners or other persons who have an interest in the Policies, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail and will reject transfer requests requested via facsimile, telephone or Internet. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

     . reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

     . reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate market timing in any Fund and there are no arrangements in place to permit any policy owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Policy owners and other persons with interest in the Policies should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006, we will be required to (1) enter into a written agreement with each Fund or its principal underwriter that will obligate us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and
(2) execute instructions from the Fund to restrict or prohibit further allocations or transfers by specific Policy Owners who violate the frequent trading policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that some Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares as a result of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single policy owner. You should read the Fund prospectuses for more details.

Book 38                                                          May 1, 2006